FINANCIAL RISK FACTORS - Financial assets and liabilities (Details) - Contingent consideration - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 185,521,950	$ 22,961,411
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 185,521,950	$ 22,961,411